Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of fair value of plan assets [line items]
Schedule of Movement of Financial Assets

Movement of financial assets at fair value through profit or loss were shown below:

	2025	2024
	US$	US$
As of April 1	43,194,607	—
Additions	71,801,820	60,765,436
Disposal	(92,127,812)	(36,431,683)
Impairment loss recognized in profit or loss	(671,403)	—
Fair value gains recognized in profit or loss	(8,417,563)	18,860,854
As of March 31	13,779,649	43,194,607

Third Party [Member]
Disclosure of fair value of plan assets [line items]
Schedule of Movement of Financial Assets

The financial assets at fair value through profit or loss held on third party exchange institutions are measured at fair value.

	2025	2024
	US$	US$
Listed equity securities	13,538,564	1,727,007
Unlisted equity securities (Note (a))	911,404	811,404
Listed futures contracts	1,005	9,731
Investments in funds	79	40,646,465
	14,451,052	43,194,607
Less: impairment on unlisted equity securities	(671,403)	—
	13,779,649	43,194,607
(a)

On August 8, 2023, the Company entered into the share purchase agreement to acquired 0.26% of equity interest of Gravity Markets Limited (“Gravity”) in return of US$100,001 in cash.

On December 22, 2023, the Company entered the sales and purchase agreement to acquire 40% equity interest of NextGen Digital Venture Limited (“NextGen”) in return of combination of 300,000 share purchase warrant at fair of US$411,403 and US$300,000 in cash. The Company does not have significant influence to NextGen as no representative of the Company on the board of directors or equivalent governing body of NextGen. Hence, the Company accounted NextGen as a financial asset at fair value through profit or loss.

On June 11, 2024, the Company entered the sales and purchase agreement to acquire 0.2% of equity interest of UXUY Limited for US$100,000.

The financial information of the investment in unlisted equity securities was not available for measuring the fair value reliably. By reference to the latest transaction of the unlisted equity securities, impairment loss of US$671,403 is recorded based on the recoverable amount of US$240,001 for the year end March 31, 2025.